Schedule II. Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Schedule II. Valuation and Qualifying Accounts and Reserves
Schedule II. Valuation and Qualifying Accounts and Reserves
Sawai Pharmaceutical Co., Ltd., and Consolidated Subsidiaries
Year ended March 31, 2019

	Yen in millions
Description	Balance at beginning of period	Acquisition	Charged to costs and expenses	Charged to revenue	Deductions	Translation adjustments	Balance at end of period
Refund liabilities	6,678	—	—	46,019	(44,826)	200	8,071
Provision	—	—	—	—	—	—	—
Inventory valuation allowance	4,806	—	3,945	—	(4,825)	20	3,946

Year ended March 31, 2020
	Yen in millions
Description	Balance at beginning of period	Acquisition	Charged to costs and expenses	Charged to revenue	Deductions	Translation adjustments	Balance at end of period
Refund liabilities	8,071	—	—	48,375	(48,349)	(108)	7,989
Provision	—	—	205	—	—	—	205
Inventory valuation allowance	3,946	—	4,650	—	(3,712)	(21)	4,863

Year ended March 31, 2021
	Yen in millions
Description	Balance at beginning of period	Acquisition	Charged to costs and expenses	Charged to revenue	Deductions	Translation adjustments	Balance at end of period
Refund liabilities	7,989	—	—	54,159	(54,663)	56	7,541
Provision	205	—	987	—	(92)	—	1,100
Inventory valuation allowance	4,863	—	5,456	—	(4,629)	8	5,698